REVENUE RECOGNITION (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table represents our revenues disaggregated by type (in thousands):

	Three Months Ended March 31,
	2024	2023
Revenue
Brand revenue	$59	$295
Retail revenue	6,415	6,862
Total revenue	$6,474	$7,157
Geographic Information
Revenue by geographical region consist of the following (in thousands):

	Three Months Ended March 31,
	2024	2023
Brand revenue
United States	$59	$294
Canada	—	1
Retail revenue
United States	6,273	6,663
Canada	142	199
	$6,474	$7,157

The following table represents our revenues disaggregated by type (in thousands):

	Year ended December 31,
	2023	2022
Revenue
Brand revenue	$901	$940
Retail revenue	27,149	25,689
Total Revenue	$28,050	$26,629
Geographic Information
Revenue by geographical region consist of the following (in thousands):

	Year ended December 31,
	2023	2022
Brand revenue
United States	$889	$936
Canada	12	4
Retail revenue
United States	26,372	25,075
Canada	777	614
	$28,050	$26,629